Retirement, Postretirement And Other Benefit Plans (Schedule Of Net Periodic Benefit Cost And Other Amount Recognized in OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total recognized in OCI		$ (33.5)
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.2	0.2	$ 0.5
Interest cost	16.9	20.2	17.8
Expected return on plan assets	(20.1)	(20.8)	(18.9)
Amortization of net loss/(gain)	2.6	7.5	1.0
Settlements and curtailment (gain)/loss		2.9	0.2
Net periodic benefit cost (credit)	(0.4)	10.0	0.6
Net (gain)/loss	20.9	42.6	(17.1)
Amortization, settlement or curtailment recognition of net (loss) / gain	(2.6)	(10.4)	(1.1)
Total recognized in OCI	18.3	32.2	(18.2)
Total recognized in net periodic benefit cost and OCI	17.9	42.2	(17.6)
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			0.1
Interest cost	1.4	1.6	1.6
Amortization of prior service cost	(0.5)	(0.5)	(0.6)
Amortization of net loss/(gain)	(0.3)	(0.7)	(0.2)
Settlements and curtailment (gain)/loss			(0.3)
Net periodic benefit cost (credit)	0.6	0.4	0.6
Net (gain)/loss	(1.5)	1.0	(2.5)
Amortization, settlement or curtailment recognition of net (loss) / gain	0.3	0.7	0.1
Amortization, settlement or curtailment recognition or prior service (cost)/credit	0.5	0.5	1.4
Total recognized in OCI	(0.7)	2.2	(1.0)
Total recognized in net periodic benefit cost and OCI	$ (0.1)	$ 2.6	$ (0.4)